Net income (loss) per share (Narrative) (Details) - shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,458,524	19,105,120